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                      STRADLEY, RONON, STEVENS & YOUNG, LLP
                            2600 ONE COMMERCE SQUARE
                             PHILADELPHIA, PA 19103
                                 (215) 564-8000


                                                            1933 Act Rule 497(j)
                                                     1933 Act File No. 002-73948
                                                     1940 Act File No. 811-03258

Direct Dial: (215) 564-8048

                                  April 2, 2002

FILED VIA EDGAR
---------------
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549
Attn:  Filing Desk

               Re:   DFA INVESTMENT DIMENSIONS GROUP INC.
                     FILE NOS. 002-73948 AND 811-03258
                     RULE 497(J) FILING
                     ------------------------------------

Ladies and Gentlemen:

                  Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectuses and Statements of Additional Information that would have been filed under paragraph
(c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 64/65 to the Registration Statement of DFA Investment Dimensions Group Inc., which was filed with the Securities and Exchange Commission electronically on March 27, 2002.

                  Please direct any questions or comments relating to this certification to me or, in my absence, to Mark A. Sheehan, Esquire at
(215) 564-8027.

                                          Very truly yours,


                                          /s/ Jana L. Cresswell
                                          ------------------------------
                                              Jana L. Cresswell